Note 29 - Treasury Shares Treasury Stock - Treasury Stock (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bottom Of Range Member
Treasury Stock Line Items
Percentage Treasury Stock	0.138%	0.20%	0.004%
Top Of Range [Member]
Treasury Stock Line Items
Percentage Treasury Stock	0.746%	0.85%	0.278%
Closing range [Member]
Treasury Stock Line Items
Percentage Treasury Stock	0.213%	0.709%	0.20%